Schedule I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
Schedule I FINANCIAL INFORMATION OF PARENT COMPANY
Schedule I FINANCIAL INFORMATION OF PARENT COMPANY

Additional Information — Financial Statement Schedule I

SUNTECH POWER HOLDINGS CO., LTD.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,
	2010	2011
	(In millions, except per share data)
ASSETS
Current assets:
Cash and cash equivalents	$14.8	$19.2
Restricted cash	27.9	—
Other current assets	0.3	0.4
Total current assets	43.0.	19.6
Amounts due from related parties	1,490.4	1,522.6
Investments in affiliates and subsidiaries	1,051.3	411.8
Long-term prepayments	95.3	—
Long-term loans to suppliers	53.0	—
Restricted cash — non-current	—	21.7
Other non-current asset	—	5.4
TOTAL ASSETS	$2,733.0	$1,981.1

LIABILITIES AND EQUITY
Current liabilities:
Amounts due to related parties	$306.0	$400.9
Current portion of convertible notes	—	3.8
Other current liabilities	5.9	47.2
Total current liabilities	311.9	451.9
Convertible notes	551.2	580.9
Other non-current liabilities	2.2	1.9
Total liabilities	865.3	1,034.7
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 180,071,575 and 180,839,781 shares issued, respectively	1.8	1.8
Additional paid-in capital	1,134.8	1,148.0
Retained earnings	653.6	(365.0)
Other comprehensive reserve	77.5	161.6
Total equity	1,867.7	946.4
TOTAL LIABILITIES AND EQUITY	$2,733.0	$1,981.1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME

	Ordinary Shares		Additional Paid-in	Retained	Other Comprehensive	Total STP Stockholders’
	Number	$	Capital	Earnings	Income	Equity
	(In millions, except per share data.)
Balance at January 1, 2009	155.9	$1.56	$829.8	$331.1	$63.4	$1,225.9
Comprehensive income:
Net income	—	—	—	85.6	—	85.6
Foreign currency translation adjustments and others	—	—	—	—	(3.3)	(3.3)
Net realized gain under cash flow hedge	—	—	—	—	4.8	4.8
Total comprehensive income						87.1
New issuance of ADS	23.0	0.23	276.9	—	—	277.1
Exercise of stock options and restricted shares	0.3	0.01	1.4	—	—	1.4
Share-based compensation	—	—	6.6	—	—	6.6
Balance at December 31, 2009	179.2	$1.8	$1,114.7	$416.7	$64.9	$1,598.1
Comprehensive income:
Net income	—	—	—	236.9	—	236.9
Foreign currency translation adjustments and others	—	—	—	—	31.6	31.6
Net realized gain under cash flow hedge	—	—	—	—	(19.0)	(19.0)
Total comprehensive income						249.5
Exercise of stock options and restricted shares	0.8	—	0.8	—	—	0.8
Share-based compensation	—	—	14.9	—	—	14.9
Noncontrolling interest acquisition and capital injection	—	—	4.4	—	—	4.4
Balance at December 31, 2010	180.0	$1.8	$1,134.8	$653.6	$77.5	$1,867.7
Comprehensive (loss) inocme
Net loss	—	—	—	(1,018.6)	—	(1,018.6)
Foreign currency translation adjustments and others	—	—	—	—	33.9	33.9
Net realized gain under cash flow hedge	—	—	—	—	50.3	50.3
Total comprehensive loss						(934.4)
Exercise of stock options and restricted shares	0.8	—	2.2	—	—	2.2
Share based compensation	—	—	12.5	—	—	12.5
Noncontrolling interest acquisition and capital injection	—		(1.5)		(0.1)	(1.6)
Balance at December 31, 2011	180.8	$1.8	$1,148.0	$(365.0)	$161.6	$946.4

SUNTECH POWER HOLDINGS CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Rietech’s results of operations have been included in the Company’s consolidated financial statements subsequent to the date of acquisition. The financial information in the table below summarizes the results of operations of the Company and Rietech, on a pro forma basis, as though the companies have been combined as of the beginning of each of the years presented:

	Year Ended	Year Ended
	December 31,	December 31,
	2009	2010
	(unaudited)	(unaudited)
Pro forma revenue	1,739.3	2,965.3
Pro forma net income	94.6	258.4
Pro forma profit attributable to holders of common shares	94.5	257.4
Pro forma earnings per share:
Basic	0.56	1.43
Diluted	0.55	1.42
Weighted average number of shares used in computation:
Basic	169.7	179.6
Diluted	172.5	181.6

The unaudited, proforma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of each of the periods presented.